29. FINANCIAL DEBT (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial debt, short-term	$ 80.7	$ 1.5
Financial debt, long-term	520.4	475.2
Total	601.1	476.7
Bank debt
Disclosure of financial liabilities [line items]
Financial debt, short-term	0.0	1.5
Total	0.0	1.5
Third party loans
Disclosure of financial liabilities [line items]
Financial debt, short-term	80.7
Related party loans
Disclosure of financial liabilities [line items]
Financial debt, long-term	520.4	475.2
Total	$ 601.1	$ 475.2